NOTE 15 - SEGMENT INFORMATION AND REVENUE ANALYSIS: Schedule of Revenues by Product Categories (Tables)	12 Months Ended
Jun. 30, 2018
Tables/Schedules
Schedule of Revenues by Product Categories

	For the years ended June 30,
	2018	2017	2016
Pet leashes	$7,102,233	$5,290,918	$4,444,609
Pet collars	10,684,908	7,529,420	5,408,803
Pet harnesses	4,980,771	1,508,426	2,776,354
Retractable dog leashes	2,650,932	1,691,066	1,318,640
Other pet accessories	1,175,232	2,737,143	1,226,905
Intelligent pet products	59,719	-	-
Gift suspender	3,481,500	2,415,118	919,581
Total	$30,135,295	$21,172,091	$16,094,892